Portfolio of Investments March 31, 2026
JMM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 139.6% (99.0% of Total Investments)
ASSET-BACKED SECURITIES - 24.6% (17.4% of Total Investments) –
$ 37,663 (a) 321 Henderson Receivables VI LLC, Series 2010 1A 9 .310% 07/15/61 $ 37,980
500,000 (a) Adams Outdoor Advertising LP, Series 2023 1 6 .967 07/15/53 505,478
500,000 (a),(b) AGL CLO 19 Ltd, Series 2022 19A, (TSFR3M + 1.650%) 5 .970 07/21/38 499,844
7,560 Bayview Financial Mortgage Pass-Through Trust 2006-C, Series
2006 C
6 .352 11/28/36 6,452
375,333 (a) Capital Automotive REIT, Series 2024 1 4 .900 05/15/54 375,135
500,000 (a) CARS-DB4 LP, Series 2020 1A 4 .520 02/15/50 493,452
500,000 Carvana Auto Receivables Trust 2022-P3, Series 2022 P3 5 .540 11/10/28 506,681
899,452 (a) CF Hippolyta Issuer LLC, Series 2020 1 2 .600 07/15/60 571,121
100,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 1.450%) 5 .120 04/16/39 100,070
35,256 (a) Commonbond Student Loan Trust 2017-B-GS, Series 2017 BGS 4 .440 09/25/42 30,089
1,104,000 (a) DB Master Finance LLC, Series 2017 1A 4 .030 11/20/47 1,092,983
287,250 (a) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 270,446
145,700 (a) Domino's Pizza Master Issuer LLC, Series 2017 1A 4 .118 07/25/47 144,698
673,313 (a) Driven Brands Funding LLC, Series 2025 1A 5 .296 10/20/55 602,621
400,000 (a),(b) Dryden 49 Senior Loan Fund, Series 2017 49A, (TSFR3M +
1.862%)
5 .529 07/18/30 400,457
473,750 (a) Hardee's Funding LLC, Series 2020 1A 3 .981 12/20/50 456,034
289,564 (a) J.G. Wentworth XXXVII LLC, Series 2016 1A 5 .190 06/17/69 267,404
480,552 (a) JGWPT XXV LLC, Series 2012 1A 7 .140 02/15/67 489,215
201,065 (a) JGWPT XXVI LLC, Series 2012 2A 6 .770 10/17/61 201,091
39,443 Mid-State Capital Corp 2005-1 Trust, Series 2005 1 5 .745 01/15/40 39,395
20,709 Mid-State Trust XI, Series 2003 11 5 .598 07/15/38 20,756
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 1.550%)
5 .218 04/25/36 500,254
400,000 (a),(b) Neuberger Berman Loan Advisers Clo 56 Ltd, Series 2024 56A,
(TSFR3M + 1.750%)
5 .418 07/24/37 400,459
500,000 (a),(b) Oak Hill Credit, Series 24A, (TSFR3M + 1.550%) 5 .221 01/20/39 498,725
400,000 (a),(b) OHA Credit Funding 19 Ltd, Series 2024 19A, (TSFR3M +
1.700%)
5 .969 07/20/37 400,364
500,000 (a) Planet Fitness Master Issuer LLC, Series 2025 1A 5 .274 12/06/55 499,820
476,250 (a) SERVPRO Master Issuer LLC, Series 2021 1A 2 .394 04/25/51 452,574
124,872 (a) Start II LTD, Series 2019 1 5 .095 03/15/44 124,891
987,500 (a) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 993,873
648,450 (a) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 599,892
500,000 (a) Taco Bell Funding LLC, Series 2025 1A 4 .821 08/25/55 492,318
294,750 (a) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 288,109
495,251 (a),(b) TruPS Financials Note Securitization 2025-2, Series 2025 2A,
(TSFR3M + 1.900%)
5 .572 07/15/39 497,729
250,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 4 .288 02/15/52 246,778
380,636 (a) Wendy's Funding LLC, Series 2018 1A 3 .884 03/15/48 373,418
551,921 (a) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 510,456
985,000 (a) Wingstop Funding LLC, Series 2020 1A 2 .841 12/05/50 953,417
171,900 (a) Zaxbys Funding LLC, Series 2021 1A 3 .238 07/30/51 163,074
TOTAL ASSET-BACKED SECURITIES
(Cost $15,702,644) 15,107,553
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
28741132 CORPORATE BONDS - 46 .8% ( 33 .2 % of Total Investments) (c) 28741132
AUTOMOBILES & COMPONENTS - 1.2%
200,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 204,500
45,000 (a) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6 .125 04/15/31 44,362
150,000 (d) Goodyear Tire & Rubber Co/The 5 .250 04/30/31 135,314
135,000 (a),(d) Phinia Inc 6 .625 10/15/32 137,213
185,000 (a),(d) ZF North America Capital Inc 6 .750 04/23/30 178,965
50,000 (a) ZF North America Capital Inc 7 .500 03/24/31 49,116
TOTAL AUTOMOBILES & COMPONENTS 749,470

Portfolio of Investments March 31, 2026
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 8.4%
$ 200,000 (e),(f) Banco Bilbao Vizcaya Argentaria SA 9 .375 % N/A $ 216,076
400,000 (d),(g) Banco Santander SA 2 .749 12/03/30 358,300
200,000 (e),(f) Banco Santander SA 9 .625 N/A 230,935
625,000 (d),(g) Bank of America Corp 5 .744 02/12/36 635,794
300,000 (e),(g) Bank of America Corp 6 .625 N/A 307,573
200,000 (a),(e),(f) BNP Paribas SA 9 .250 N/A 208,546
250,000 (e),(g) Citigroup Inc 7 .625 N/A 258,540
475,000 (d) JPMorgan Chase & Co 5 .572 04/22/36 489,480
240,000 (d),(g) JPMorgan Chase & Co 5 .576 07/23/36 243,049
300,000 (e),(g) JPMorgan Chase & Co 6 .875 N/A 311,250
200,000 (e),(f) Lloyds Banking Group PLC 8 .000 N/A 209,912
295,000 (e),(g) M&T Bank Corp 3 .500 N/A 285,595
250,000 (e),(f) NatWest Group PLC 8 .125 N/A 270,632
410,000 (d) Texas Capital Bancshares Inc 5 .301 02/27/32 404,242
300,000 (e),(g) Truist Financial Corp 6 .669 N/A 299,472
400,000 (e),(g) Wells Fargo & Co 7 .625 N/A 420,193
TOTAL BANKS 5,149,589
CAPITAL GOODS - 4.8%
50,000 (a) Advanced Drainage Systems Inc 5 .375 03/01/34 48,656
150,000 (a) AECOM 6 .000 08/01/33 149,835
200,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 204,407
550,000 (d) Boeing Co/The 3 .625 02/01/31 523,062
400,000 (d) Boeing Co/The 6 .528 05/01/34 435,737
65,000 (a) Carpenter Technology Corp 5 .625 03/01/34 64,401
135,000 (a) Columbus McKinnon Corp/NY 7 .125 01/31/33 134,938
95,000 (a) Esab Corp 5 .625 04/01/31 95,666
30,000 (a) Gates Corp/DE 6 .875 07/01/29 30,781
50,000 (a) Herc Holdings Inc 5 .750 03/15/31 49,243
85,000 (a) Herc Holdings Inc 7 .000 06/15/30 87,156
65,000 (a) Herc Holdings Inc 6 .625 06/15/29 66,068
65,000 (a) Herc Holdings Inc 6 .000 03/15/34 62,839
150,000 (a) Lsf12 Helix Parent LLC 7 .125 02/01/33 144,361
200,000 (a) Quikrete Holdings Inc 6 .375 03/01/32 202,801
80,000 (a) Standard Building Solutions Inc 6 .250 08/01/33 79,100
60,000 (a) TransDigm Inc 6 .125 07/31/34 59,013
200,000 (a) TransDigm Inc 6 .375 05/31/33 198,934
100,000 (a) WESCO Distribution Inc 5 .250 04/15/31 99,403
100,000 (a) WESCO Distribution Inc 6 .375 03/15/29 101,791
135,000 (a),(d) Windsor Holdings III LLC 8 .500 06/15/30 139,843
TOTAL CAPITAL GOODS 2,978,035
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
100,000 (a) AMN Healthcare Inc 6 .500 01/15/31 98,007
70,000 (a) CACI International Inc 6 .375 06/15/33 71,255
35,000 (a) Clean Harbors Inc 5 .750 10/15/33 34,914
65,000 (a) GFL Environmental Holdings US Inc 5 .500 02/01/34 63,752
50,000 (a) RR Donnelley & Sons Co 9 .500 08/01/29 50,610
20,000 (a) Science Applications International Corp 5 .875 11/01/33 19,518
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 338,056
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.2%
250,000 (a),(d) Asbury Automotive Group Inc 4 .625 11/15/29 241,683
100,000 (a),(d) Bath & Body Works Inc 6 .625 10/01/30 100,942
30,000 (a) Gee Automotive Holdings LLC 7 .250 03/01/31 30,092
75,000 (a) LCM Investments Holdings II LLC 4 .875 05/01/29 72,983
50,000 (a) Michaels Cos Inc/The 11 .000 03/15/34 46,560
60,000 (a) Michaels Cos Inc/The 8 .500 03/15/33 58,410
85,000 (a) Park River Holdings Inc 8 .000 03/15/31 84,607
125,000 (a) QXO Building Products Inc 6 .750 04/30/32 127,499
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 762,776

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.2%
$ 145,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9 .500% 10/15/29 $ 123,339
20,000 (a) TopBuild Corp 5 .625 01/31/34 19,576
TOTAL CONSUMER DURABLES & APPAREL 142,915
CONSUMER SERVICES - 1.3%
180,000 (a),(d) Caesars Entertainment Inc 6 .000 10/15/32 165,602
115,000 (a) Hilton Domestic Operating Co Inc 5 .500 03/31/34 112,352
50,000 (a) Light & Wonder International Inc 6 .250 10/01/33 48,984
215,000 (a) Motion Finco Sarl 8 .375 02/15/32 177,620
40,000 (a) NCL Corp Ltd 5 .875 01/15/31 38,863
100,000 (a),(d) SIX FLAGS ENTERTAINMENT 6 .625 05/01/32 99,760
140,000 (a),(d) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 138,544
TOTAL CONSUMER SERVICES 781,725
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
200,000 (a),(d) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 201,341
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .500 03/31/31 39,547
80,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 78,268
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 319,156
ENERGY - 4.2%
250,000 (a),(d) Antero Midstream Partners LP / Antero Midstream Finance
Corp
6 .625 02/01/32 255,510
55,000 (a) ARCHROCK SERVICES/PARTNE 6 .000 02/01/34 54,454
50,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 10/15/32 50,722
45,000 (a) Bristow Group Inc 6 .750 02/01/33 45,483
80,000 (a) Buckeye Partners LP 6 .750 02/01/30 82,561
80,000 (a) California Resources Corp 7 .000 01/15/34 80,653
150,000 (a) Chord Energy Corp 6 .750 03/15/33 154,866
30,000 (a) Chord Energy Corp 6 .000 10/01/30 30,398
40,000 (a) CNX Resources Corp 5 .875 03/01/34 38,955
25,000 (a) CNX Resources Corp 7 .250 03/01/32 25,761
15,000 (a) CVR Energy Inc 7 .500 02/15/31 15,112
200,000 (a),(d) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 208,666
200,000 (a) Kinetik Holdings LP 6 .625 12/15/28 203,385
50,000 (a) Kodiak Gas Services LLC 5 .875 04/01/31 50,248
40,000 (a) Matador Resources Co 6 .000 04/15/34 39,747
150,000 (a) Rockies Express Pipeline LLC 4 .800 05/15/30 143,849
30,000 (a) SM Energy Co 8 .750 07/01/31 31,359
50,000 (a) SM Energy Co 6 .625 04/15/34 49,859
215,000 (a) Sunoco LP 4 .625 05/01/30 206,909
100,000 (a) Sunoco LP 5 .875 03/15/34 98,895
100,000 (a) Sunoco LP 5 .625 03/31/31 99,541
250,000 (d) Targa Resources Corp 5 .550 08/15/35 252,137
20,000 (a) USA Compression Partners LP / USA Compression Finance
Corp
6 .250 10/01/33 19,937
140,000 (a),(d) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 143,245
70,000 (a) Venture Global LNG Inc 8 .125 06/01/28 71,591
50,000 (a) Venture Global LNG Inc 9 .875 02/01/32 53,699
50,000 (a) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 51,421
40,000 (a) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 41,698
TOTAL ENERGY 2,600,661
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
250,000 (d) GLP Capital LP / GLP Financing II Inc 5 .625 03/01/36 243,149
75,000 (a) Iron Mountain Inc 4 .500 02/15/31 70,428
90,000 (a) Millrose Properties Inc 6 .250 09/15/32 88,345
175,000 (d) MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 114,347
35,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 35,483
300,000 (a),(d) Prologis Targeted US Logistics Fund LP 5 .500 04/01/34 304,834

Portfolio of Investments March 31, 2026
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 70,000 (a) RHP Hotel Properties LP / RHP Finance Corp 5 .750% 03/15/34 $ 69,080
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 925,666
FINANCIAL SERVICES - 5.8%
250,000 (d),(g) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 255,869
300,000 (e),(g) American Express Co 3 .550 N/A 296,600
45,000 (a) Azorra Finance Ltd 7 .250 01/15/31 45,436
100,000 (a) Azorra Finance Ltd 6 .250 02/15/34 92,809
200,000 (d) Block Inc 6 .500 05/15/32 201,826
253,002 (a),(d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 235,288
85,000 (a) Encore Capital Group Inc 6 .625 04/15/31 84,575
200,000 (a) Encore Capital Group Inc 8 .500 05/15/30 211,463
220,000 Fidelity National Information Services Inc 4 .800 03/10/31 218,273
215,000 (a),(d) FirstCash Inc 6 .875 03/01/32 219,132
150,000 (a) Freedom Mortgage Holdings LLC 6 .875 05/01/31 140,236
75,000 (a) Freedom Mortgage Holdings LLC 8 .375 04/01/32 73,777
100,000 (a) Hunt Cos Inc 5 .250 04/15/29 93,812
200,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 197,030
200,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 197,778
80,000 OneMain Finance Corp 6 .750 09/15/33 76,708
115,000 OneMain Finance Corp 6 .125 05/15/30 112,452
150,000 (a) PennyMac Financial Services Inc 4 .250 02/15/29 142,163
55,000 (a) Rocket Cos Inc 6 .375 08/01/33 55,591
100,000 (a),(d) Starwood Property Trust Inc 6 .500 07/01/30 102,127
200,000 (a),(e),(f) UBS Group AG 9 .250 N/A 213,165
115,000 (a) Walker & Dunlop Inc 6 .625 04/01/33 112,433
180,000 (a) WEX Inc 6 .500 03/15/33 176,323
TOTAL FINANCIAL SERVICES 3,554,866
FOOD, BEVERAGE & TOBACCO - 0.5%
100,000 (a) Darling Ingredients Inc 6 .000 06/15/30 100,699
35,000 (a) Post Holdings Inc 6 .250 10/15/34 34,272
80,000 (a) Post Holdings Inc 6 .500 03/15/36 78,346
75,000 (a),(d) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 72,881
TOTAL FOOD, BEVERAGE & TOBACCO 286,198
HEALTH CARE EQUIPMENT & SERVICES - 2.2%
250,000 (d) Baxter International Inc 4 .450 02/15/29 246,860
114,000 (a),(d) CHS/Community Health Systems Inc 10 .875 01/15/32 122,306
275,000 (d) CVS Health Corp 5 .450 09/15/35 276,069
50,000 (a) DaVita Inc 4 .625 06/01/30 48,076
50,000 (a) DaVita Inc 6 .875 09/01/32 51,221
45,000 (a) DaVita Inc 6 .750 07/15/33 45,772
30,000 (a) Global Medical Response Inc 7 .375 10/01/32 31,153
130,000 (a) IQVIA Inc 6 .250 06/01/32 132,014
60,000 (a) Molina Healthcare Inc 6 .500 02/15/31 58,986
190,000 (a),(d) Prime Healthcare Services Inc 9 .375 09/01/29 197,030
100,000 (a) Radiology Partners Inc 8 .500 07/15/32 101,387
30,000 (a) Tenet Healthcare Corp 6 .000 11/15/33 30,356
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,341,230
INSURANCE - 2.6%
100,000 (a) Acrisure LLC / Acrisure Finance Inc 7 .500 11/06/30 100,307
35,000 (a) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 33,727
250,000 (a),(d) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 245,487
100,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 90,427
200,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 202,343
65,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8 .000 12/31/32 67,434
110,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8 .375 02/01/34 106,795
165,000 (a),(d) Panther Escrow Issuer LLC 7 .125 06/01/31 165,554
30,000 (a) Ryan Specialty LLC 5 .875 08/01/32 29,651
300,000 (a),(b) Vitality Re XIV Ltd (Federated Hermes U.S. Treasury Cash
Reserves + 3.500%)
7 .812 01/05/27 303,270

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
$ 250,000 (a),(b) Vitality Re XVII Ltd (FTIXX + 2.000%) 0 .000% 01/08/30 $ 249,650
TOTAL INSURANCE 1,594,645
MATERIALS - 1.1%
50,000 (a) Avient Corp 6 .250 11/01/31 50,349
75,000 (a) Clydesdale Acquisition Holdings Inc 8 .750 04/15/30 69,981
10,000 (a) Mineral Resources Ltd 7 .000 04/01/31 10,219
115,000 (a) Olin Corp 6 .625 04/01/33 112,496
85,000 (a),(d) Qnity Electronics Inc 5 .750 08/15/32 85,101
25,000 (a) Qnity Electronics Inc 6 .250 08/15/33 25,278
60,000 (a) Sealed Air Corp/Sealed Air Corp US 7 .250 02/15/31 62,917
240,000 (a),(d) SK Invictus Intermediate II Sarl 5 .000 10/30/29 234,089
15,000 (a) Solstice Advanced Materials Inc 5 .625 09/30/33 14,791
TOTAL MATERIALS 665,221
MEDIA & ENTERTAINMENT - 1.8%
40,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7 .000 02/01/33 40,110
60,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7 .375 02/01/36 59,751
50,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 49,947
35,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10 .000 02/15/31 35,729
175,000 (a) Gray Media Inc 4 .750 10/15/30 135,026
80,000 (a) Gray Media Inc 7 .250 08/15/33 80,614
40,000 (a) Neptune Bidco US Inc 9 .500 02/15/33 38,809
55,000 (a),(h) Nexstar Media Inc 7 .250 04/15/34 55,164
120,000 (a) Nexstar Media Inc 6 .500 09/15/33 120,914
60,000 (a),(h) OAK-Eagle Acquireco Inc 7 .250 07/01/33 62,166
15,000 (a),(h) OAK-Eagle Acquireco Inc 8 .750 07/01/34 15,703
60,000 (a) Sirius XM Radio LLC 4 .000 07/15/28 57,916
75,000 (a),(d) Univision Communications Inc 4 .500 05/01/29 70,462
200,000 (a) VZ Secured Financing BV 5 .000 01/15/32 171,439
100,000 (a) Ziff Davis Inc 4 .625 10/15/30 94,287
TOTAL MEDIA & ENTERTAINMENT 1,088,037
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
40,000 (a) BioMarin Pharmaceutical Inc 5 .500 01/31/34 39,382
200,000 (a),(d) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 162,998
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 202,380
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
75,000 Kennedy-Wilson Inc 4 .750 03/01/29 73,594
325,000 (d) Kennedy-Wilson Inc 5 .000 03/01/31 324,234
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 397,828
SOFTWARE & SERVICES - 2.1%
500,000 (a),(d) Ahead DB Holdings LLC 6 .625 05/01/28 489,069
30,000 (a) Fair Isaac Corp 6 .000 05/15/33 29,437
100,000 (a) Gen Digital Inc 6 .250 04/01/33 97,212
100,000 (a) Open Text Corp 3 .875 12/01/29 89,365
500,000 (d) Oracle Corp 5 .700 02/04/36 480,744
89,000 (a) Rocket Software Inc 9 .000 11/28/28 88,866
TOTAL SOFTWARE & SERVICES 1,274,693
TELECOMMUNICATION SERVICES - 1.6%
35,000 (a) APLD ComputeCo 2 LLC 6 .750 03/15/31 34,745
40,000 (a) Black Pearl Compute LLC 6 .125 02/15/31 40,712
35,000 (a) Cipher Compute LLC 7 .125 11/15/30 36,261
200,000 (a) Iliad Holding SAS 7 .000 04/15/32 200,240
80,000 (a) Level 3 Financing Inc 6 .875 06/30/33 81,466
130,000 (a) Level 3 Financing Inc 7 .000 03/31/34 133,066
40,000 (a) SV RNO Property Owner 1 LLC 5 .875 03/01/31 39,540
80,000 (a) Windstream Services LLC 7 .500 10/15/33 83,172
105,000 (a),(d) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 109,741
200,000 (a) Zegona Finance PLC 8 .625 07/15/29 209,509
TOTAL TELECOMMUNICATION SERVICES 968,452

Portfolio of Investments March 31, 2026
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.3%
$ 160,000 (a) Stonepeak Nile Parent LLC 7 .250% 03/15/32 $ 166,416
45,000 United Airlines Holdings Inc 5 .375 03/01/31 44,069
TOTAL TRANSPORTATION 210,485
UTILITIES - 3.9%
50,000 (a) Clearway Energy Operating LLC 5 .750 01/15/34 49,135
200,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 202,248
100,000 (a),(d) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 95,600
50,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 9 .250 01/15/31 52,097
150,000 (d) Interstate Power and Light Co 5 .600 06/29/35 153,675
150,000 (a) NRG Energy Inc 5 .750 01/15/34 147,964
375,000 (a),(d) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 358,470
115,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 120,644
85,000 (a) Talen Energy Supply LLC 6 .250 02/01/34 84,053
75,000 (a) Talen Energy Supply LLC 6 .500 02/01/36 75,520
300,000 (a),(d) Vistra Operations Co LLC 5 .350 01/31/36 293,458
40,000 (a) VoltaGrid LLC 7 .375 11/01/30 41,312
750,000 (d),(g) WEC Energy Group Inc 5 .625 05/15/56 734,872
TOTAL UTILITIES 2,409,048
TOTAL CORPORATE BONDS
(Cost $29,170,162) 28,741,132
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 65.2% (46.3% of Total Investments) –
500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
5 .423 06/15/35 498,832
400,000 (b) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4 .084 02/15/51 385,432
972,103 (d) Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 3 .751 03/15/52 955,546
503,099 (a),(b) BX Commercial Mortgage Trust 2025-BCAT, Series 2025 BCAT,
(TSFR1M + 1.380%)
5 .730 08/15/42 503,775
300,000 (a),(b),(h) BX Trust 2026-RISE, Series 2026 RISE, (TSFR1M + 1.300%) 4 .970 04/15/41 300,375
250,000 (a),(b) Century Plaza Towers 2019-CPT, Series 2019 CPT 2 .997 11/13/39 218,360
425,000 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3 .975 04/10/48 380,588
600,000 (a) Citigroup Commercial Mortgage Trust 2016-P5, Series 2016 P5 3 .000 10/10/49 306,020
500,000 (b) Citigroup Commercial Mortgage Trust 2017-P8, Series 2017 P8 3 .789 09/15/50 474,023
241,000 Citigroup Commercial Mortgage Trust 2019-GC41, Series 2019
GC41
3 .502 08/10/56 207,144
33,879 (a) Citigroup Global Markets Mortgage Securities VII Inc, Series
2003 1
6 .000 09/25/33 13,065
479,082 (a),(b) COMM 2013-LC13 Mortgage Trust, Series 2013 LC13 5 .012 08/10/46 449,894
775,000 (b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3 .692 03/10/48 716,487
540,000 (b) COMM 2015-CCRE26 Mortgage Trust, Series 2015 CR26 4 .613 10/10/48 509,781
86,099 (b) COMM 2015-LC23 Mortgage Trust, Series 2015 LC23 4 .685 10/10/48 83,374
400,000 (a),(b) Connecticut Avenue Securities Trust 2022-R04, Series 2022
R04, (SOFR30A + 3.100%)
6 .762 03/25/42 405,726
1,000,000 (a),(b),(d) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 4.650%)
8 .312 06/25/42 1,039,719
485,000 (a),(b) Connecticut Avenue Securities Trust 2022-R08, Series 2022
R08, (SOFR + 3.600%)
7 .262 07/25/42 499,656
200,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, Series 2023
R01, (SOFR30A + 3.750%)
7 .412 12/25/42 208,082
1,500,000 (a),(b),(d) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 3.350%)
7 .012 01/25/43 1,550,772
1,000,000 (a),(b),(d) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 3.550%)
7 .212 05/25/43 1,041,603
1,410,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 2.700%)
6 .362 07/25/43 1,442,339
710,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9 .188 07/25/43 739,896
500,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 3.550%)
7 .212 10/25/43 521,639
250,000 (a) CSMC 2014-USA OA LLC, Series 2014 USA 4 .373 09/15/37 198,657

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 86,716 CSMC Mortgage-Backed Trust 2006-7, Series 2006 7 6 .000% 08/25/36 $ 29,321
200,000 (a),(b) DBSG 2024-ALTA Mortgage Trust, Series 2024 ALTA 6 .595 06/10/37 201,745
252,338 (d) Fannie Mae Pool, FN MA4600, Series 2022 2 3 .500 05/01/52 231,611
2,424,067 (d) Fannie Mae Pool, FN MA4579 3 .000 04/01/52 2,133,989
1,661,517 (d) Fannie Mae Pool, FN MA4438, Series 2021 1 2 .500 10/01/51 1,408,387
16,233 Fannie Mae Pool, FN 995018 5 .500 06/01/38 16,753
9,588 Fannie Mae Pool, FN 882685 6 .000 06/01/36 9,866
6,144 Fannie Mae Pool, FN 878059 5 .500 03/01/36 6,341
368,429 (d) Fannie Mae Pool, FN MA4644, Series 2022 1 4 .000 05/01/52 348,837
446,137 (d) Fannie Mae Pool, FN MA4733 4 .500 09/01/52 432,467
8,195 Fannie Mae Pool, FN 828346 5 .000 07/01/35 8,262
288,947 (d) Fannie Mae Pool, FN MA4919 5 .500 02/01/53 291,435
15,985 Fannie Mae Pool, FN 766070 5 .500 02/01/34 16,065
133,679 (d) Fannie Mae Pool, FN MA5039 5 .500 06/01/53 134,789
808,635 (d) Fannie Mae Pool, FN MA5106 5 .000 08/01/53 800,308
1,031,695 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 1,039,788
1,168,977 (d) Fannie Mae Pool, FN MA5164 5 .000 10/01/53 1,156,945
730,488 (d) Fannie Mae Pool, FN MA5165 5 .500 10/01/53 735,884
351,279 (d) Fannie Mae Pool, FN MA5353 5 .500 05/01/54 353,230
502,804 (d) Fannie Mae Pool, FN MA4783 4 .000 10/01/52 476,364
3,767 Fannie Mae Pool, FN 709700 5 .500 06/01/33 3,787
157,053 (d) Fannie Mae Pool, FN BM5839 3 .500 11/01/47 147,724
560,846 (d) Fannie Mae Pool, FN BM5126 3 .500 01/01/48 524,407
33,960 (b) Fannie Mae REMIC Trust 2002-W1, Series 2002 W1 4 .312 02/25/42 33,915
181,425 (b) Fannie Mae REMIC Trust 2003-W1, Series 2003 W1 2 .238 12/25/42 69,954
2,246 Freddie Mac Gold Pool, FG C00676 6 .500 11/01/28 2,325
510,251 (d) Freddie Mac Gold Pool, FG G60138 3 .500 08/01/45 482,310
490,498 (d) Freddie Mac Gold Pool, FG Q40841 3 .000 06/01/46 444,208
317,160 (d) Freddie Mac Gold Pool, FG Q40718 3 .500 05/01/46 297,364
778,915 (d) Freddie Mac Gold Pool, FG G08528 3 .000 04/01/43 713,957
216,714 (d) Freddie Mac Gold Pool, FG G08566 3 .500 01/01/44 203,952
321,200 (d) Freddie Mac Pool, FR RA7402 3 .500 05/01/52 295,607
1,430,327 (d) Freddie Mac Pool, FR RA6766 2 .500 02/01/52 1,225,868
150,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
8 .412 02/25/42 153,615
420,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 5.650%)
8 .647 04/25/42 439,864
600,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA6, Series 2022
DNA6, (SOFR30A + 5.750%)
9 .412 09/25/42 638,549
320,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022
HQA2, (SOFR30A + 4.000%)
7 .662 07/25/42 330,053
1,400,000 (a),(b),(d) Freddie Mac STACR REMIC Trust 2023-HQA1, Series 2023
HQA1, (SOFR30A + 3.500%)
7 .162 05/25/43 1,462,670
44,453 (d) Ginnie Mae I Pool, GN 604567 5 .500 08/15/33 44,869
30,031 (d) Ginnie Mae I Pool, GN 631574 6 .000 07/15/34 30,472
642,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.197%)
4 .870 07/15/31 497,143
28,840 (a),(b) GSMPS Mortgage Loan Trust 2001-2, Series 2001 2 7 .500 06/19/32 28,359
259,483 (a) GSMPS Mortgage Loan Trust 2003-3, Series 2003 3 7 .000 06/25/43 272,254
187,688 (a) GSMPS Mortgage Loan Trust 2005-RP1, Series 2005 RP1 8 .500 01/25/35 194,958
265,485 (a) GSMPS Mortgage Loan Trust 2005-RP2, Series 2005 RP2 7 .500 03/25/35 264,752
218,023 (a) GSMPS Mortgage Loan Trust 2005-RP3, Series 2005 RP3 7 .500 09/25/35 219,634
138,890 (a) GSMPS Mortgage Loan Trust 2005-RP3, Series 2005 RP3 8 .000 09/25/35 136,953
500,000 (a),(b) Hudson Yards 2019-55HY Mortgage Trust, Series 2019 55HY 2 .943 12/10/41 457,278
250,000 (a) ICNQ 2024-MF Mortgage Trust, Series 2024 MF 6 .074 12/10/34 256,321
64,256 (b) Impac Secured Assets CMN Owner Trust, Series 2000 3 8 .000 10/25/30 60,496
173,052 JP Morgan Alternative Loan Trust 2006-S1, Series 2006 S1 6 .500 03/25/36 86,780
500,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2016-
JP4, Series 2016 JP4
3 .340 12/15/49 388,015
368,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, Series 2019 UES
4 .343 05/05/32 368,126

Portfolio of Investments March 31, 2026
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 500,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3 .620% 01/16/37 $ 234,985
697,000 (b) JPMDB Commercial Mortgage Securities Trust 2016-C4, Series
2016 C4
3 .012 12/15/49 596,843
500,000 (a) JPMDB Commercial Mortgage Securities Trust 2017-C7, Series
2017 C7
3 .000 10/15/50 396,546
500,000 (a) Legends Outlets Kansas City KS Mortgage Secured Pass-
Through Trust, Series 2024 LGND
6 .021 11/05/39 500,972
400,000 (a),(b) Manhattan West 2020-1MW Mortgage Trust, Series 2020 1MW 2 .335 09/10/39 381,541
206,433 MASTR Alternative Loan Trust 2004-1, Series 2004 1 7 .000 01/25/34 211,406
62,745 MASTR Alternative Loan Trust 2004-5, Series 2004 5 7 .000 06/25/34 64,504
67,173 MASTR Asset Securitization Trust 2003-11, Series 2003 11 5 .250 12/25/33 66,295
250,000 (a),(b) MHP Commercial Mortgage Trust 2025-MHIL2, Series 2025 A,
(TSFR1M + 1.500%)
5 .173 09/15/40 249,290
500,000 (b) Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28,
Series 2016 C28
4 .583 01/15/49 434,194
17,165 Morgan Stanley Mortgage Loan Trust 2006-2, Series 2006 2 5 .750 02/25/36 16,136
325,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 1.896%)
5 .576 03/15/39 324,943
1,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6 .502 07/15/36 839,084
175,736 (a),(b) New Residential Mortgage Loan Trust 2014-1, Series 2014 1A 5 .855 01/25/54 165,043
269,439 (a),(b) New Residential Mortgage Loan Trust 2015-2, Series 2015 2A 5 .238 08/25/55 268,407
500,000 (a),(b) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 1.991%) 5 .663 08/15/29 501,530
135,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2 .851 07/15/41 117,522
4,623 (b) Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2004 RA3
5 .433 08/25/38 4,602
500,000 (b) Wells Fargo Commercial Mortgage Trust 2017-C38, Series
2017 C38
3 .903 07/15/50 461,771
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $42,534,572) 40,095,325
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1486977 SOVEREIGN DEBT - 2 .4% ( 1 .7 % of Total Investments) 1486977
BRAZIL - 0.4%
250,000 Brazilian Government International Bond 6 .000 10/20/33 250,700
TOTAL BRAZIL 250,700
COTE D'IVOIRE - 0.4%
260,000 (a) Ivory Coast Government International Bond 6 .125 06/15/33 244,606
TOTAL COTE D'IVOIRE 244,606
KAZAKHSTAN - 0.4%
250,000 (a) Kazakhstan Government International Bond 5 .000 07/01/32 249,169
TOTAL KAZAKHSTAN 249,169
MEXICO - 0.4%
250,000 Mexico Government International Bond 5 .850 07/02/32 250,900
TOTAL MEXICO 250,900
TURKEY - 0.8%
250,000 Turkiye Government International Bond 5 .950 01/15/31 240,905
250,000 Turkiye Government International Bond 7 .250 05/29/32 250,697
TOTAL TURKEY 491,602
TOTAL SOVEREIGN DEBT
(Cost $1,507,222) 1,486,977
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
362163 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .6% ( 0 .4 % of Total Investments) 362163
CAPITAL GOODS - 0.3%
205,006 (b) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 5 .676 07/27/28 205,391
TOTAL CAPITAL GOODS 205,391

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.3%
$ 157,415 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .168% 09/19/31 $ 156,387
TOTAL INSURANCE 156,387
MATERIALS - 0.0%
489 (b) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B,
(TSFR1M + 4.250%)
8 .018 03/29/29 385
TOTAL MATERIALS 385
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $362,491) 362,163
TOTAL LONG-TERM INVESTMENTS
(Cost $89,277,091) 85,793,150
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%(1.0% of Total Investments)
862305 REPURCHASE AGREEMENTS - 1 .4% ( 1 .0 % of Total Investments) 862305
262,305 (i) Fixed Income Clearing Corporation 1 .060 04/01/26 262,305
600,000 (j) Fixed Income Clearing Corporation 3 .600 04/01/26 600,000
TOTAL REPURCHASE AGREEMENTS
(Cost $862,305) 862,305
TOTAL SHORT-TERM INVESTMENTS
(Cost $862,305) 862,305
TOTAL INVESTMENTS - 141 .0%
(Cost $ 90,139,396 ) 86,655,455
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (42.0)%(k) (25,808,680)
OTHER ASSETS & LIABILITIES, NET -  1.0% 612,810
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 61,459,585
LIBOR London Inter-Bank Offered Rate
M Month
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $53,857,104 or 62.2% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $29,730,310 have been pledged as collateral for reverse repurchase agreements.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.6% of Total Investments.
(g) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
5.1% of Total Investments.
(h) When-issued or delayed delivery security.
(i) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $262,313 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $267,645.
(j) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $600,060 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $612,185.
(k) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 29.8%.

Portfolio of Investments March 31, 2026
(continued)
JMM

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 84 6/26 $ 9,153,457 $ 9,087,094 $ (66,363)
U.S. Treasury Ultra 10-Year Note 62 6/26 7,194,330 7,037,969 (156,361)
U.S. Treasury Ultra Bond 45 6/26 5,423,219 5,245,312 (177,907)
Total $21,771,006 $21,370,375 $(400,631)
JMM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 15,107,553 $ – $ 15,107,553
Corporate Bonds – 28,741,132 – 28,741,132
Mortgage-Backed Securities – 40,095,325 – 40,095,325
Sovereign Debt – 1,486,977 – 1,486,977
Variable Rate Senior Loan Interests – 362,163 – 362,163
Short-Term Investments:
Repurchase Agreements – 862,305 – 862,305
Investments in Derivatives:
Futures Contracts* (400,631) – – (400,631)
Total $ (400,631) $ 86,655,455 $ – $ 86,254,824
* Represents net unrealized appreciation (depreciation).